Liabilities to banks (Details)	Jun. 30, 2026 EUR (€)
Syndicated revolving credit facility
Liabilities to banks
Notional amount	€ 125,000,000
Borrowings	0
Credit line utilized in the form of guarantees	27,800,000
YNAP Revolving Credit Facility
Liabilities to banks
Notional amount	100,000,000
Borrowings	€ 0